Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Intangible Assets [Line Items]
Less: accumulated amortization	$ (233,849)	$ (1,496,090)
Less: impairment	(1,494,095)	(6,551,529)
Intangible assets, net		2,377
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	1,426,798	7,748,590
Copyrights and trademarks [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	242,556	242,556
Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	16,682	16,756
Senior care service App [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 41,908	$ 42,094